Convertible Debt and Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Debt and Treasury Stock
Schedule of Convertible Debt

	As of December 31,	As of December 31,
	2017	2018
Convertible Debt
Current Liabilities
2018 1% Convertible Senior Notes (the “ 2018 Notes”)	$153,092	$—

Long-term liabilities
2022 1.25% Weibo Convertible Senior Notes (the “ 2022 Notes”)	900,000	900,000
Less: Issuance costs	(20,017)	(15,877)
Total	$879,983	$884,123